Equity (Details) - Schedule of stock options - Stock option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of stock options [Line Items]
Number of Share Options, Outstanding begining	8,897,354	1,350,500	1,350,500
Weighted Average Exercise Price, Outstanding begining (in Dollars per share)	$ 1.74	$ 4.72	$ 4.72
Weighted Average Remaining Contractual Term, Outstanding begining			5 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding beginning (in Dollars)
Number of Share Options, Granted		7,604,964
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 1.22
Weighted Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Share Options, Exercised		(58,110)
Number of Share Options, Expired, forfeited or cancelled	(1,050,500)
Weighted Average Exercise Price, Expired, forfeited or cancelled (in Dollars per share)	$ 4.72
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)
Number of Share Options, Outstanding ending	7,846,854	8,897,354	1,350,500
Weighted Average Exercise Price, Outstanding ending (in Dollars per share)	$ 1.3	$ 1.74	$ 4.72
Weighted Average Remaining Contractual Term, Outstanding ending	3 years 5 months 26 days	4 years 2 months 23 days	4 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)
Number of Share Options, Exercisable	7,846,854
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 1.3
Weighted Average Remaining Contractual Term, Exercisable	3 years 5 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars)